16. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Tables)	6 Months Ended
Jun. 30, 2014
Receivables [Abstract]
Allowance for Credit Losses on Financing Receivables

The allowance for credit loss as of June 30, 2014 and December 31, 2013 were as follows:

	June 30,	December 31,
	2014	2013
	(unaudited)

Balance at the beginning of the period	$21,280	$12,337
Provision during the period	6,774	18,886
Bad debts written off	(3,004)	(9,943)
Balance at the end of the period	$25,050	$21,280

Carrying amount of the performing and non-performing finance receivables

The carrying amount of the past due and undue finance receivables as of June 30, 2014 and December 31, 2013 was as follows:

June 30, 2014	Undue	Past due	Total carrying amount

Net investment in direct financing and sales-type leases	$461,385	$—	$461,385
Other financing receivables	9,147	—	9,147
Accounts receivables	7	26,948	26,955
	$470,539	$26,948	$497,487

December 31, 2013	Undue	Past due	Total carrying amount

Net investment in direct financing and sales-type leases	$390,099	$—	$390,099
Other financing receivables	—	—	—
Accounts receivables	2,988	24,943	27,931
	$393,087	$24,943	$418,030

Impaired Financing Receivables

The carrying amount of the impaired finance receivables as of June 30, 2014 and December 31, 2013 was as follows:

June 30, 2014	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$6,582	$146	$6,436
Other financing receivables	—	—	—
Accounts receivable	42,491	24,904	17,587
	$49,073	$25,050	$24,023

December 31, 2013	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$6,414	$389	$6,025
Other financing receivables	—	—	—
Accounts receivables	39,036	20,891	18,145
	$45,450	$21,280	$24,170

Age analysis of overdue receivables

The analysis of the age of the carrying amount of the overdue receivables as of June 30, 2014 and December 31, 2013 was as follows:

	June 30,	December 31,
	2014	2013

Less than 90 days	$27,418	$23,504
Over 90 days	24,434	22,330
	51,852	45,834
Less: allowance for credit losses	(24,904)	(20,891)
Total	$26,948	$24,943